Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS

Note 10 — LOANS AND BORROWINGS

Long-term and short-term loans and borrowings are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Total loans and borrowings	1,266,265	835,800	611,770
Less: loans and borrowings – current	429,603	256,729	187,915
Loans and borrowings – non-current	836,662	579,071	423,855

Bank borrowings comprised of the following:

					As of December 31,
Loans and	Principal	Maturity	Interest	Repayment
borrowings	amount	Date	Rate	Method	2023	2024	2024
	S$				S$	S$	$
DBS SME Working Capital Loan	50,000	August 5, 2024	Fixed at 7.00%	Monthly Repayment	7,663	-	-
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan I	452,000	March 31, 2024	6.25% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	39,149	-	-
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II	275,000	July 31, 2025	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	150,339	56,322	41,225
ETHOZ Capital Ltd Temporary Bridging Loan	300,000	November 29, 2024	Fixed at 5.00%	Monthly Repayment	105,010	-
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	254,370	200,223	146,555
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	282,664	230,670	168,841
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	285,360	233,111	170,627
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	141,710	115,474	84,522
Total loans and borrowings					1,266,265	835,800	611,770

For the years ended December 31, 2022, 2023 and 2024 the effective interest rate of the Company’s loans and borrowings ranges from 2.75% to 9.50%, 2.75% to 8.80% and 2.75% to 8.80%, respectively.

Interest expenses arising from the Company’s loans and borrowings for the years ended December 31, 2022, 2023 and 2024 amounted to S$31,104, S$65,085 and S$ 80,176 ($58,686), respectively.

All loans and borrowings are secured over the joint and several personal guarantees from Ms. Siew Yian Lee and Mr. Heng Kong Chuan, the director and shareholders of the Company.

The maturity dates for the Company’s outstanding loans and borrowings as of December 31, 2024 are as follows:

	S$	$
2025	313,950	229,798
2026	256,713	187,903
2027	256,712	187,902
2028	129,200	94,569
Thereafter	—	—
Total loans and borrowings	956,575	700,172
Less: Imputed interest	(120,775)	(88,402)
Present value of loans and borrowings	835,800	611,770